General and administrative expenses (Details) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
General And Administrative Expenses [Line Items]
Occupancy		SFr 207	SFr 205		SFr 208	SFr 412		SFr 423
Rent and maintenance of IT and other equipment		77	76		97	153		241
Communication and market data services		123	124		126	247		280
Administration		1,217	1,293		1,005	2,509		1,227
of which: shared service costs charged by UBS Group AG or its subsidiaries	[1]	1,151	1,154	[2]	909	2,305	[2]	1,033
of which: UK bank levy	[3]	(45)	0		(46)	(45)		(71)
Marketing and public relations		61	70		67	131		159
Travel and entertainment		96	79		97	175		183
Professional fees		208	195		253	403		506
Outsourcing of IT and other services		181	176		218	357		588
Litigation, regulatory and similar matters	[4]	131	(11)		9	120		42
Other		7	30		31	36		62
Total general and administrative expenses		2,308	2,236		2,111	SFr 4,544	[5]	SFr 3,712	[5]
Recoveries from third parties		SFr 10	SFr 17		SFr 1

[1]	Relates to subsidiaries not in the UBS AG scope of consolidation.
[2]
The increase compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.

[3]	The credits presented for the periods shown are related to prior years.
[4]
Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 14 for more information. Also includes recoveries from third parties (second quarter of 2018: CHF 10 million; first quarter of 2018: CHF 17 million; second quarter of 2017: CHF 1 million).

[5]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.